Stock Incentive Plans (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount
Stock-based compensation expense has been recorded in the accompanying condensed consolidated statements of operations and comprehensive income (loss) as follows for the three and six months ended June 30, 2021 and 2020 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenues	$176	$160	$394	$239
Research and development	700	416	1,275	621
Sales and marketing	735	696	1,289	1,075
General and administrative	1,272	999	12,579	3,526

Total stock-based compensation expense	$2,883	$2,271	$15,537	$5,461

Stock-based compensation expense has been recorded in the accompanying consolidated statements of operations and comprehensive loss as follows for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	Year ended December 31,
	2020	2019	2018
Cost of Revenues	$494	$485	$454
Research and development	1,174	1,216	1,095
Sales and marketing	2,024	1,858	2,207
General and administrative	7,644	3,565	3,443

Total share-based compensation expense	$11,336	$7,124	$7,199

Summary of Share-based Compensation Arrangements by Share-based Payment Award	Option activity for the six months ended June 30, 2021, is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding—December 31, 2020	163,177	1,033	6.9	337,358

Granted	8,288	3,100
Exercised	(479)	971
Forfeited and canceled	(750)	1,542

Options outstanding—June 30, 2021	170,236	1,131	6.6	402,520

Options exercisable—June 30, 2021	57,485	1,036	6.3	141,418

Options vested and expected to vest—June 30, 2021	153,913	1,123	6.6	365,110

Option activity for the years ended December 31, 2020, 2019 and 2018, is summarized below:

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Options outstanding—January 1, 2018	145,350	$1,000	9.5	—

Granted	9,838	1,032
Exercised	(114)	966
Forfeited and canceled	(5,956)	974

Options outstanding—December 31, 2018	149,118	969	8.6	30,652

Granted	12,720	1,216
Exercised	(926)	966
Forfeited and canceled	(6,102)	966

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)

Options outstanding—December 31, 2019	154,810	990	7.7	88,271

Granted	12,363	1,560
Exercised	(1,398)	971
Forfeited and canceled	(2,598)	1,028

Options outstanding—December 31, 2020	163,177	1,033	6.9	337,358

Options exercisable—December 31, 2020	41,230	976	6.6	87,582

Options vested and expected to vest—December 31, 2020	145,907	1,023	6.9	303,007

Time Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The valuation of time-based stock options granted during the six months ended June 30, 2021 was determined using the Black-Scholes option valuation model using the following assumptions:

Expected term (in years)	6.5
Expected volatility	40%
Expected dividend yield	0%
Risk-free interest rate	0.62 - 0.67%
Fair value at valuation date	$1,250

The valuation of time-based stock options was determined using the
Black-Scholes
option valuation model using the following assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term (in years)	6.5	6.5	6.5
Expected volatility	40%	40%	40%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.39 - 0.45%	1.62 - 2.38%	2.64 - 2.99%
Fair value at Valuation Date	$622	$525	$474

Performance And Market Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The valuation of the performance-based awards with a market condition granted during the six months ending June 30, 2021 was determined through the Monte Carlo simulation model using the following assumptions:

Expected term (in years)	5.5
Expected volatility	33%
Expected dividend yield	0%
Risk-free interest rate	0.44%
Fair value at valuation date	$298
The valuation of the performance-based and market-based options was determined through the Monte Carlo simulation model using the following assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term (in years)	5.5	6.5	6.5
Expected volatility	33%	40%	45%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.44%	2.38%	2.93%
Fair value at Valuation Date	$298	$228	$200